Cover	Oct. 16, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (Amendment) is being filed to correct certain statements made in the Companys original Form 8-K filed on October 16, 2025. The original report incorrectly stated that the unveiling of the Companys STAR WALKERS eVTOL vehicle occurred in Taiwan. The STAR WALKERS unveiling event was held in Japan, while a separate product unveiling for the ZEXA CLUSTER system occurred on the same day in Taiwan. This Amendment corrects the event location for STAR WALKERS and makes conforming edits under Item 8.01.
Document Period End Date	Oct. 16, 2025
Entity File Number	000-56208
Entity Registrant Name	World Scan Project, Inc.
Entity Central Index Key	0001813744
Entity Tax Identification Number	35-2677532
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2-18-23
Entity Address, Country	JP
Entity Address, Postal Zip Code
Local Phone Number	81-3-6670-1692
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false